Credit Risk - Summary of IFRS 9 Credit Quality (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Total exposures	£ 316,322	£ 310,948
Loss Impairment: On Balance Sheet ECL	785	751
Loss Impairment: Off Balance Sheet ECL	577	515
Total ECL	£ 863	£ 807
Coverage	0.30%	0.30%
Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 274,715	£ 269,221
Loss Impairment: On Balance Sheet ECL	£ 785	£ 751
Coverage	0.30%	0.30%
Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 180,398	£ 172,747
Loss Impairment: On Balance Sheet ECL	£ 564	£ 568
Coverage	0.30%	0.30%
Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 165,356	£ 157,957
Loss Impairment: On Balance Sheet ECL	£ 214	£ 234
Coverage	0.10%	0.10%
Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 16,297	£ 17,702
Loss Impairment: On Balance Sheet ECL	£ 195	£ 168
Coverage	1.20%	0.90%
Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 4,114	£ 4,613
Loss Impairment: On Balance Sheet ECL	£ 14	2
Coverage	0.30%
Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 73,906	74,159
Loss Impairment: On Balance Sheet ECL	£ 12	13
Coverage	0.00%
Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 41,607	41,727
Loss Impairment: Off Balance Sheet ECL	£ 78	£ 56
Coverage	0.20%	0.10%
Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 26,081	£ 23,058
Loss Impairment: Off Balance Sheet ECL	£ 27	£ 26
Coverage	0.10%	0.10%
Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 13,432	£ 11,213
Loss Impairment: Off Balance Sheet ECL	4	3
Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	5,558	5,133
Loss Impairment: Off Balance Sheet ECL	£ 15	£ 14
Coverage	0.30%	0.30%
Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,342	£ 13,005
Loss Impairment: Off Balance Sheet ECL	£ 36	£ 16
Coverage	0.40%	0.10%
Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 626	£ 531
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Total exposures	301,599	296,363
Total ECL	£ 147	143
Coverage	0.00%
Stage 1 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 260,746	255,151
Loss Impairment: On Balance Sheet ECL	£ 124	121
Coverage	0.00%
Stage 1 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 169,003	160,212
Loss Impairment: On Balance Sheet ECL	£ 85	£ 84
Coverage	0.10%	0.10%
Stage 1 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 155,477	£ 146,619
Loss Impairment: On Balance Sheet ECL	£ 11	10
Coverage	0.00%
Stage 1 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 14,068	16,394
Loss Impairment: On Balance Sheet ECL	£ 34	£ 31
Coverage	0.20%	0.20%
Stage 1 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 3,916	£ 4,535
Loss Impairment: On Balance Sheet ECL	£ 2	1
Coverage	0.10%
Stage 1 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 73,759	74,010
Loss Impairment: On Balance Sheet ECL	£ 3	5
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 40,853	41,212
Loss Impairment: Off Balance Sheet ECL	£ 23	£ 22
Coverage	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 25,849	£ 22,819
Loss Impairment: Off Balance Sheet ECL	£ 13	£ 12
Coverage	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 13,353	£ 11,120
Loss Impairment: Off Balance Sheet ECL	£ 3	2
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 5,249	4,939
Loss Impairment: Off Balance Sheet ECL	£ 7	£ 6
Coverage	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,129	£ 12,923
Loss Impairment: Off Balance Sheet ECL	£ 3	4
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 626	531
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total exposures	12,354	12,013
Total ECL	£ 348	£ 307
Coverage	2.80%	2.60%
Stage 2 [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,653	£ 10,520
Coverage	2.80%	2.60%
Stage 2 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11,680	£ 11,579
Loss Impairment: On Balance Sheet ECL	£ 305	£ 286
Coverage	2.60%	2.50%
Stage 2 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,459	£ 10,324
Loss Impairment: On Balance Sheet ECL	£ 255	£ 256
Coverage	2.70%	2.50%
Stage 2 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 8,157	£ 9,356
Loss Impairment: On Balance Sheet ECL	£ 100	£ 118
Coverage	1.20%	1.30%
Stage 2 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,894	£ 1,044
Loss Impairment: On Balance Sheet ECL	£ 35	£ 26
Coverage	1.80%	2.50%
Stage 2 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 198	£ 78
Loss Impairment: On Balance Sheet ECL	£ 12	£ 1
Coverage	6.10%	1.30%
Stage 2 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 129	£ 133
Loss Impairment: On Balance Sheet ECL	£ 3	£ 3
Coverage	2.30%	2.30%
Stage 2 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 674	£ 434
Loss Impairment: Off Balance Sheet ECL	£ 43	£ 21
Coverage	6.40%	4.80%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 194	£ 196
Loss Impairment: Off Balance Sheet ECL	£ 13	£ 13
Coverage	6.70%	6.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 67	£ 76
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 1
Coverage	1.50%	1.30%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 282	£ 182
Loss Impairment: Off Balance Sheet ECL	£ 6	£ 6
Coverage	2.10%	3.30%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 198	£ 56
Loss Impairment: Off Balance Sheet ECL	£ 24	£ 2
Coverage	12.10%	3.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 0
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total exposures	2,369	£ 2,572
Total ECL	£ 368	£ 357
Coverage	15.50%	13.90%
Stage 3 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 362	£ 276
Stage 3 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	15	26
Stage 3 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	18	16
Stage 3 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	2,289	2,491
Loss Impairment: On Balance Sheet ECL	£ 356	£ 344
Coverage	15.60%	13.80%
Stage 3 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,936	£ 2,211
Loss Impairment: On Balance Sheet ECL	£ 224	£ 228
Coverage	11.60%	10.30%
Stage 3 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,722	£ 1,982
Loss Impairment: On Balance Sheet ECL	£ 103	£ 106
Coverage	6.00%	5.30%
Stage 3 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 335	£ 264
Loss Impairment: On Balance Sheet ECL	£ 126	£ 111
Coverage	37.60%	42.00%
Stage 3 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 0
Loss Impairment: On Balance Sheet ECL	£ 0
Coverage	0.00%
Stage 3 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 18	£ 16
Loss Impairment: On Balance Sheet ECL	£ 6	£ 5
Coverage	33.30%	31.30%
Stage 3 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 80	£ 81
Loss Impairment: Off Balance Sheet ECL	£ 12	£ 13
Coverage	15.00%	16.00%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 38	£ 43
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 1
Coverage	2.60%	2.30%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 12	£ 17
Coverage	0.00%	0.00%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 27	£ 12
Loss Impairment: Off Balance Sheet ECL	£ 2	£ 2
Coverage	7.40%	16.70%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 15	£ 26
Loss Impairment: Off Balance Sheet ECL	£ 9	£ 10
Coverage	60.00%	38.50%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 0